Loans (Details 7) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Gross carrying amount before modification	$ 0	$ 8,855
Allowance loss before modification	0	(3,344)
Net amortized cost before modification	0	5,511
Gross carrying amount after modification	0	4,484
Allowance loss after modification	0	(4,484)
Net amortized cost after modification	$ 0	$ 0